Long-Term Debt and Other Financial Liabilities, Sinopac Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Installment	Aug. 05, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long-Term Debt [Line Items]
Balance outstanding	$ 80,465		$ 65,842
Sinopac Loan Facility [Member]
Long-Term Debt [Line Items]
Face amount		$ 16,500
Margin on variable rate	2.60%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	usea:TermSecuredOvernightFinancingRateSOFRMember
Term of loan facility	5 years
Number of consecutive payment installments | Installment	20
Frequency of periodic payment	quarterly
Installment payment	$ 400
Balloon payment		8,500
Term to maintain security cover ratio of not less than 110%	2 years
Balance outstanding	$ 16,100
Sinopac Loan Facility [Member] | Other Non-Current Assets [Member]
Long-Term Debt [Line Items]
Security deposit		$ 1,155
Sinopac Loan Facility [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Security cover ratio		110.00%
Sinopac Loan Facility [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Security cover ratio		120.00%